Non-cash operating items (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure Changes In Non Cash Operating Items [Abstract]
Schedule of Changes in Non-Cash Operating Items
The changes in non-cash operating items consist of the following:

	Three months ended		Six months ended
	June 30		June 30
(millions of U.S. dollars)	2025	2024	2025	2024
Accounts receivable	$44.9	$107.2	$9.1	$97.3
Fuel and natural gas in storage	(7.3)	(3.3)	9.8	(0.7)
Supplies and consumables inventory	3.6	(1.1)	(0.2)	(8.6)
Income taxes recoverable	1.1	1.9	4.6	4.0
Prepaid expenses	8.6	21.1	11.9	18.8
Accounts payable, accrued liabilities and other	17.3	(31.2)	(41.6)	(60.3)
Current income tax liability	0.9	3.6	(5.6)	3.6
Net regulatory assets and liabilities	(10.4)	(27.7)	(26.2)	(38.1)
	$58.7	$70.5	$(38.2)	$16.0